Financial Risks and Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Risks and Risk Management [Abstract]
Equity investment percentage	20.00%
Investments variables held	$ 8	$ 3